Trade Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Trade Accounts Payables [Abstract]
Disclosure of Trade and Other Payables
As of June 30, 2025, and December 31, 2024, the trade accounts payable of the Group are stated in the following currencies:

In thousands of soles	2025	2024

Soles	308,703	300,068

US dollars	55,735	73,537

COP	435,081	438,871

MXN	120,995	121,530

	920,514	934,006

Current	918,446	931,265

Non-current	2,068	2,741